DEBT AGREEMENTS	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
DEBT AGREEMENTS

NOTE 9 – DEBT AGREEMENTS

Secured Debenture

DPTI issued a convertible Debenture to the University in exchange for the Patents assigned to the Company, in the amount of Canadian $1,500,000, or US $1,491,923 on December 16, 2010, the date of the Debenture. On April 24, 2017 DPTI issued a replacement secured term Debenture in the same C$1,500,000 amount as the original Debenture. The interest rate is the Bank of Canada Prime overnight rate plus 1% per annum. The Debenture had an initial required payment of Canadian $42,000 (US$33,385) due on April 24, 2018 for reimbursement to the University of its research and development costs, and this has been paid. Interest-only maintenance payments are due annually starting after April 24, 2018. Payment of the principal begins on the earlier of (a) three years following two consecutive quarters of positive earnings before interest, taxes, depreciation and amortization, (b) six years from April 24, 2017, or (c) in the event DPTI fails to raise defined capital amounts or secure defined contract amounts by April 24 in the years 2018, 2019, and 2020. The Company has raised funds in excess of the amount required by April 24, 2018. The principal repayment amounts will be due quarterly over a six-year period in the amount of Canadian Dollars $62,500. Based on the exchange rate between the Canadian Dollar and the U.S. Dollar on March 31, 2022, the quarterly principal repayment amounts will be US$49,750. The Debenture is secured by the Patents assigned by the University to DPTI by an Assignment Agreement on December 16, 2010. DPTI has pledged the Patents, and granted a lien on them pursuant to an Escrow Agreement dated April 24, 2017, between DPTI and the University.

The Debenture was initially recorded at the $1,491,923 equivalent US Dollar amount of Canadian $1,500,000 as of December 16, 2010, the date of the original Debenture. The liability is being adjusted quarterly based on the current exchange value of the Canadian dollar to the US dollar at the end of each quarter. The adjustment is recorded as unrealized gain or loss in the change of the value of the two currencies during the quarter. The amounts recorded as an unrealized loss for the three months ended March 31, 2022 and 2021, were $29,297 and $17,909 respectively. These amounts are included in Accumulated Other Comprehensive Loss in the Equity section of the consolidated balance sheet, and as Unrealized Loss on Foreign Exchange on the consolidated statement of comprehensive loss. The Debenture also includes a provision requiring DPTI to pay the University a 2% royalty on sales of any and all products or services which incorporate the Patents for a period of five years from April 24, 2018.

For the three months ended March 31, 2022, and 2021, the Company recorded interest expense of $12,617 and $13,283, respectively.

As of March 31, 2022 the debenture liability totaled $1,201,661, all of which was long term.

Future minimum required payments over the next 5 years and thereafter are as follows:

Period ending March 31,
2023	$–
2024	–
2025	–
2026	–
2027 and after	1,201,661
Total	$1,201,661

Convertible Debt Securities

The Company uses the Black-Scholes Model to calculate the derivative value of its convertible debt. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. The values of the common stock used were based on the price at the date of issue of the debt security as of March 31, 2022. Management determined the expected volatility of 172.27%, a risk-free rate of interest of 1.63%, and contractual lives of the debt varying from six months to two years. The table below details the Company's four outstanding convertible notes, with totals for the face amount, amortization of discount, initial loss, change in the fair market value, and the derivative liability.

	Face	Debt	Initial	Change	Derivative Balance
	Amount	Discount	Loss	in FMV	12/31/2021
	$90,228	$–	$58,959	$(29,258)	$99,112
	162,150	–	74,429	(52,579)	178,116
	72,488	–	11,381	(23,505)	79,625
	53,397	–	7,850	(19,765)	51,796
Subtotal	378,263	–	152,619	(125,107)	408,649
Transaction expense	–	–	–	–	–
	$378,263	$–	$152,619	$(125,107)	$408,649

As of March 31, 2022 and December 31, 2021 respectively, there was $378,263 and $931,158 of convertible debt outstanding, net of debt discount of $0, and $35,525. As of March 31, 2022 and December 31, 2021 respectively, there was derivative liability of $533,753 and $1,220,880 related to convertible debt securities.